[LETTERHEAD OF CHASE GLOBAL FUNDS SERVICES COMPANY
         73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]




August 22, 1997


VIA EDGAR
__________

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:     Office of Filings, Information and Consumer
Services

Re:       UAM Funds, Inc.
          File Nos. 33-25355 / 811-5683
          ______________________________


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, UAM Funds, Inc. (the "Registrant") certifies that (a) the forms of the prospectuses and statement of additional information dated August 18, 1997, used with respect to the NWQ Portfolios Institutional Class Shares and Institutional Service Class Shares, do not differ from those contained in Post-Effective Amendment No. 47 ("Amendment No. 47") to the Registrant's Registration Statement on Form N-1A, and (b) Amendment No. 47 was filed electronically with the Commission (Accession No. 0000950109-97-004444) on June 4, 1997.

If there are any questions in connection with this filing, please call me directly at (617) 557-8820.

Very truly yours,


/s/ Karl O. Hartmann
____________________
Karl O. Hartmann
Assistant Secretary


cc:  G. French
     M. DeFao
     K. Hendricks
     A. Talley
     K. O'Neill